SHARE CAPITAL (Details)										12 Months Ended
	Dec. 19, 2025 USD ($) shares	Jun. 20, 2025 USD ($) $ / shares shares	May 14, 2025 USD ($) $ / shares shares	Aug. 20, 2024 shares	Aug. 19, 2024 shares	Apr. 03, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Mar. 23, 2023 shares	Mar. 22, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	May 05, 2026 ILS (₪) ₪ / shares shares	Dec. 31, 2025 ₪ / shares shares	May 26, 2025 ILS (₪) ₪ / shares shares	May 13, 2025 $ / shares	Mar. 21, 2024 ILS (₪) ₪ / shares shares
Disclosure of classes of share capital [line items]
Issued and paid ordinary shares											12,899,831,000			50,923,261,000
Proceeds from issuance | $						$ 1,250,000				$ 7,764,000	$ 8,263,000	$ 13,959,000
Offering expenses | $						$ 100,000
Financial expense | $										$ 1,456,000	$ 1,512,000	$ 9,251,000
Authorised Share Capital | ₪															₪ 1,600,000,000		₪ 400,000,000
Yorkville Advisors Global, LP
Disclosure of classes of share capital [line items]
Maximum term	36 months
Placement Agent [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights							24,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Authorised Share Capital | ₪													₪ 5,000,000,000
Alumni Capital LP
Disclosure of classes of share capital [line items]
Transaction costs | $		$ 100,000
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares															₪ 0.01		₪ 0.01
Authorized ordinary shares											39,994,000,000			159,994,000,000	159,994,000,000		39,994,000,000
Ordinary shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares													₪ 0.01
Authorized ordinary shares													499,994,000,000
Ordinary shares | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts				10,000				400	10
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares															₪ 0.01		₪ 0.01
Authorized ordinary shares											6,000,000			6,000,000	6,000,000		6,000,000
Preferred shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares													₪ 0.01
Authorized ordinary shares													6,000,000
ADS
Disclosure of classes of share capital [line items]
Issued and paid ordinary shares											1,290,000			5,092,326
Number of shares issued						85,779	400,000
Share price | $ / shares						$ 14.57	$ 20
Exercise price of warrants | $ / shares							$ 25
Warrants term							5 years
Class of warrant or right, number of securities called by warrants or rights							400,000
Proceeds from issuance | $							$ 8,000,000
Offering expenses | $							900,000
Issuance of the initial commitment shares | $											$ 17,218
Stock issued during period										70,705
ADS | Yorkville Advisors Global, LP
Disclosure of classes of share capital [line items]
Maximum commitment under equity line arrangement | $	$ 25,000
ADS | Alumni Capital LP
Disclosure of classes of share capital [line items]
Number of shares issued														2,247,136
Exercise price of warrants | $ / shares		$ 3
Class of warrant or right, number of securities called by warrants or rights		333,333
Proceeds from issuance of shares | $		$ 0
Amount Of equity line facility | $		$ 10,000,000
ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts								10
Exercise price of warrants | $ / shares						$ 18.75
Warrants term						5 years
Class of warrant or right, number of securities called by warrants or rights						85,779
ADS | Ordinary shares | ADS
Disclosure of classes of share capital [line items]
Number of ordinary shares issued in exchange of American depository receipts					400
At-the-market equity offering program | ADS
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $										$ 3,300,000
Purchase price (per share) | $ / shares										$ 3.85
Number of ADSs shares sold										890,001
April 2024 Offering
Disclosure of classes of share capital [line items]
Number Of Warrants Exercised			85,779
April 2024 Offering | ADS
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 1.5													$ 18.75
Proceeds from exercise of warrants | $			$ 130,000
Equity line issuances | Yorkville Advisors Global, LP
Disclosure of classes of share capital [line items]
Number of shares issued														386,593
Proceeds from issuance of shares | $										$ 1,000,000
Issuance of the initial commitment shares | $	$ 500,000									500,000
Equity line issuances | ADS | Yorkville Advisors Global, LP
Disclosure of classes of share capital [line items]
Number of shares issued	122,130
Number of warrants to purchase shares														590,446
Equity line issuances | ADS | Alumni Capital LP
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $										$ 3,300,000
Stand equity line issuances | ADS | Yorkville Advisors Global, LP
Disclosure of classes of share capital [line items]
Number of shares issued														0
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares														₪ 0.01
Equity component
Disclosure of classes of share capital [line items]
Gross consideration | $						$ 350,000
Warrants
Disclosure of classes of share capital [line items]
Offering expenses | $							$ 900,000
Gross consideration | $						$ 900,000
Warrants | ADS
Disclosure of classes of share capital [line items]
Risk-free interest rate		4.04%
Average standard deviation		125.20%
Warrants fair value | $		$ 500,000